Convertible debentures	6 Months Ended
Jun. 30, 2025
Convertible debentures [abstract]
Convertible debentures

14. Convertible debentures

December 2024 Debentures

In December 2024, the Company issued a total of 1,000 convertible debenture units of the Company (the “2024 Debenture Units”) at a price of C$1,000 per 2024 Debenture Unit for total gross proceeds of $702,700 (C$1,000,000) (“Tranche 1 and 2”). The December 2024 Debenture Units were issued to an entity, which is owned by a family member of an executive officer of the Company. Each 2024 Debenture Unit consists of (i) one convertible debenture having a face value of C$1,000 (each a “December 2024 Debenture”); and (ii) 80 class B Subordinate Voting Share purchase warrants (each a “December 2024 Warrant”) exercisable for 80 Class B subordinate voting shares in the Company (each, a ” Subordinate Voting Share”). The Debentures mature 36 months from the date of issuance (the “December 2024 Debenture Maturity Date”) and bear interest at a rate of 1.25% per month, beginning on the date of issuance and payable in cash on the last day of each calendar quarter. If the holder (“2024 Denture Holder”) of the December 2024 Debenture elects, in its sole and absolute discretion, interest may be paid in Shares at the Conversion Price in effect on the date of payment. The principal sum of the Debentures, or any portion thereof, and any accrued but unpaid interest, may be converted into class B Shares at a conversion price of C$6.25 per Share subject to adjustment (“Conversion Price”). Each December 2024 Warrant shall entitle the holder to acquire one a “December 2024 Warrant Share” at a price of C$7.00 per December 2024 Warrant Share, for a period of five years from the date of issuance. If the entire amount owing on the December 2024 Debenture is converted within 6 months of the issuance date, the Holder is entitled to receive a cash amount equal to half the sum of all payments of interest on the December 2024 Debenture that would be due through to the December 2024 Debenture Maturity Date, which the holder may convert all of any part into Class B Subordinate Voting Shares at the Conversion Price.

The Company may redeem the December 2024 Debentures at any time prior to maturity, in whole or in part, upon fifteen days’ notice and payment of certain penalties as applicable. The December 2024 Debenture was determined to be a financial instrument comprising a host debt component, a conversion feature and a warrant component which are both considered to be embedded derivatives due to variable consideration payable upon conversion caused by foreign exchange. On initial recognition, the fair value of the embedded derivatives is calculated first, with the residual value being assigned to the host financial liability. The initial fair value of the warrants is $245,147 (Note 12).

The fair value of the conversion feature is determined by using with-and-without method (“with-and-without method’) that considers change in expected cash flows due to the conversion. The model includes all terms of the December 2024 Debenture described above as well as the probability of conversion, the impact of default barrier and the implied credit spread of the Company. The fair value of the conversion feature as at December 13, 2024, the date of issuance was $320,000. The fair value of the conversion feature as at June 30, 2025, was $Nil (December 31, 2024 - $280,000) as the entire amount of the December 2024 Debenture was converted during the period ended June 30, 2025.

On May 5, 2025, the December 2024 Holder converted a partial amount of the December 2024 Debenture into an aggregate of 103,534 Class B Subordinate Voting Shares (Note 15). On May 23, 2025, the December 2024 Holder converted the remaining amount of the December 2024 Debenture into an aggregate amount of 105,840 Class B Subordinate Voting Shares (Note 15). Thus, the total amount of Class B Subordinate Voting Shares converted under the December 2024 Debenture was 209,374.

The fair value of the conversion feature as at dates of conversion on May 5, 2025, and May 23, 2025, was $1,088,190, and $739,260, respectively. Where the original terms of the December 2024 Debentures permit the December 2024 Holder to convert at any time before maturity, and the note is subsequently converted early at the holder’s option, the conversion date is deemed to be the instrument’s maturity date.

The fair values were determined using the assumptions below:

	December 13, 2024	December 31, 2024	May 5, 2025	May 23, 2025
Share price (CAD)	$5.85	$5.20	$11.86	$15.89
Conversion price (CAD)	$6.25	$6.25	$6.25	$6.25
Expected Volatility	98.04%	100.68%	109.68%	111.59%
Risk free interest rate	2.78%	2.70%	2.83%	2.83%
Expected life	3.00	2.95	2.64	2.60
Credit Spread	12.25%	12.25%	12.25%	12.25%
Foreign exchange rate	0.7025	0.6952	0.7240	0.7270

As of June 30, 2025, the Company had the following December 2024 Debenture balance outstanding:

Proceeds	$702,700
Value of conversion option	320,000
Value of warrants (Note 12 [b])	245,147
Initial recognition of debt	$137,553
Accretion expense	14,560
Balance, December 31, 2024	$152,113
Accretion expense	7,426
Balance, date of conversion, May 5, 2025	$159,539
Amount converted	(81,079)
Balance, May 5, 2025	$78,460
Accretion expense	2,630
Balance, date of conversion, May 23, 2025	$81,090
Amount converted	(81,090)
Balance, June 30, 2025	$-

January 2025 Debentures

On January 20, 2025, the Company closed the third tranche of the December 2024 Offering (“Tranche 3”) and issued 1,480 December 2024 Debenture Units for aggregate gross process of $1,032,744 (C$1,480,000). The Tranche 3 December 2024 Debenture Units were issued to an entity, which is owned by a family member of an executive officer of the Company. Tranche 3 was completed under amended terms, including a reduced conversion price of C$4.85 per share, an increased warrant ratio of 103.093 December 2024 Warrants per December 2024 Debenture Unit, and a reduced exercise price of C$5.25 per December 2024 Warrant Share.

On initial recognition, the fair value of the embedded derivatives is calculated first, with the residual value being assigned to the host financial liability. The initial fair value of the warrants is $405,656 (Note 12). The fair value of the conversion feature is determined by using with-and-without method. The fair value of the conversion feature as at January 20, 2025, as at the date of issuance was $599,770.

On February 7, 2025, the debt holder converted a partial amount of the December 2024 Debenture into an aggregate of 152,577 Class B Subordinate Voting Shares (Note 15). On February 26, 2025, the debt holder converted the remaining amount of the December 2024 Debenture into an aggregate amount of 221,237 Class B Subordinate Voting Shares (Note 15). Thus, the total amount of Class B Subordinate Voting Shares converted under the December 2024 Debenture was 373,814.

The fair value of the conversion feature as at dates of conversion on February 7 and February 26, 2025, was $2,912,862, and $656,513, respectively. Where the original terms of the debentures permit the holder to convert at any time before maturity, and the note is subsequently converted early at the holder’s option, the conversion date is deemed to be the instrument’s maturity date.

The fair values were determined using the assumptions below:

	January 20, 2025	February 7, 2025	February 26, 2025
Share price (CAD)	$4.90	$16.16	$8.27
Conversion price (CAD)	$4.85	$4.85	$4.85
Expected Volatility	93.66%	105.28%	104.91%
Risk free interest rate	2.99%	2.63%	2.70%
Expected life	3.00	2.95	2.90
Credit Spread	12.50%	12.50%	12.50%
Foreign exchange rate	0.6978	0.6994	0.6974

The carrying amount of the host liability, at amortized cost, updated to the date of conversion, together with carrying amount of the derivative liability, which is remeasured to fair value immediately before conversion, is transferred to equity such that no gain or loss is recognized on settlement. The Company also incurred a total of $210,872 interest penalties for early conversion of the debentures. This amount was transferred to share capital.

As of June 30, 2025, the Company had the following January 2025 Debenture balance outstanding:

Proceeds	$1,032,744
Value of conversion option	599,770
Value of warrants (Note 12 [c])	405,656
Initial recognition of debt – January 20, 2025	$27,318
Accretion expense	14,186
Balance, date of conversion – February 7, 2025	$41,504
Amount converted	(27,845)
Balance, February 7, 2025	$13,659
Accretion expense	7,519
Balance, date of conversion, February 26, 2025	$21,178
Amount converted	(21,178)
Balance, June 30, 2025	$-

March 6, 2025 Debentures

On March 6, 2025, the Company closed the fourth tranche of the December 2024 Offering (“Tranche 4”) and issued 100 December 2024 Debenture Units for aggregate gross process of $69,890 (C$100,000). Tranche 4 was completed under the same terms as the amended December 2024 Debentures, including a conversion price of C$4.85 per share, an increased warrant ratio of 103.093 December 2024 Warrants per December 2024 Debenture Unit, and an exercise price of C$5.25 per December 2024 Warrant share.

On initial recognition, the fair value of the embedded derivatives is calculated first, with the residual value being assigned to the host financial liability. The initial fair value of the warrants is $38,702 (Note 12). The fair value of the conversion feature is determined by using with-and-without method. The fair value of the conversion feature as at March 6, 2025, the date of issuance was $30,000.

On March 25, 2025, the debt holder converted the December 2024 Debenture into an aggregate of 25,257 Class B Subordinate Voting Shares (Note 15). The fair value of the conversion feature as at date of conversion on March 25, 2025, did not change from the value on the date of issuance.

The fair values were determined using the assumptions below:

March 6, 2025
Share price (CAD)	$6.44
Conversion price (CAD)	$4.85
Expected Volatility	106.09%
Risk free interest rate	2.72%
Expected life	3.00
Credit Spread	12.50%
Foreign exchange rate	0.6989

The carrying amount of the host liability, at amortized cost, updated to the date of conversion, together with carrying amount of the derivative liability, which is remeasured to fair value immediately before conversion, is transferred to equity such that no gain or loss is recognized on settlement. There was no change in accretion amount from date of issuance to date of conversion.

As of June 30, 2025, the Company had the following March 6, 2025, Debenture balance outstanding:

Proceeds	$69,890
Value of conversion option	30,000
Value of warrants (Note 12 [d])	38,702
Initial recognition of debt - March 6, 2025 and date of conversion, March 25, 2025	$1,188
Amount converted	(1,188)
Balance, June 30, 2025	$-

March 28, 2025 Debentures

On March 28, 2025, the Company closed the final tranche of the December 4, 2024 Offering (“Tranche 5”) and issued 2,420 December 2024 Debenture Units for aggregate gross proceeds of $1,683,352 (C$2,420,000). Tranche 5 was completed under amended terms, including an increased conversion price of C$6.60 per share, a reduced warrant ratio of 76 December 2024 Warrants per December 2024 Debenture Unit, and an increased exercise price of C$7.00 per December 2024 Warrant Share.

On initial recognition, the fair value of the embedded derivatives is calculated first, with the residual value being assigned to the host financial liability. The initial fair value of the warrants is $1,218,875 (Note 12). The fair value of the conversion feature is determined by using with-and-without method. The fair value of the conversion feature as at March 28, 2025, the date of issuance was $1,954,755. As the fair value of warrants and conversion feature are higher than the principal debt amount on the date of issuance, there was a loss on issuance of convertible debt of $1,490,278 for the period ended June 30, 2025.

Of the 2,420 December 2024 Debenture Units issued, 330 December 2024 Debenture Units were issued to a related party of the Company, which is an entity controlled by a director of the Company, 330 December 2024 Debenture Units were issued to an entity, which is controlled by a family member of a director of the Company, and 1,060 December 2024 Debenture Units were issued to an entity, which is owned by a family member of an executive officer of the Company. Of the total loss on issuance of convertible debt of $1,490,278, $1,059,206 was allocated to related parties, therefore disclosed as part of the share-based compensation balance in the key management disclosure in Note 22.

During the period ended June 30, 2025, debt holders converted partial amounts of the December 2024 Debentures into Class B Subordinate Voting Shares on various dates. As of June 30, 2025, the entire December 2024 Debenture was converted, and a total of 376,347 Class B Subordinate Voting Shares were issued.

Where the original terms of the debentures permit the holder to convert at any time before maturity, and the note is subsequently converted early at the holder’s option, the conversion date is deemed to be the instrument’s maturity date. The fair values of the conversion feature and assumptions used to determine such values, on the date of issuance and conversions are as follows:

	March 28, 2025	April 10, 2025	April 23, 2025	May 12, 2025	May 21, 2025	June 5, 2025
Share price (CAD)	$11.08	$9.38	$9.53	$12.77	$17.03	$18.78
Conversion price (CAD)	$6.60	$6.60	$6.60	$6.60	$6.60	$6.60
Expected Volatility	108.64%	107.93%	108.27%	106.62%	107.09%	107.90%
Risk free interest rate	2.61%	2.81%	2.84%	2.80%	2.97%	2.86%
Expected life	3.00	3.00	2.98	2.93	2.9	2.86
Credit Spread	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%
Foreign exchange rate	0.6952	0.7135	0.7209	0.7144	0.7221	0.7321
Conversion value	$1,954,755	$2,029,678	$2,001,723	$2,612,294	$3,404,094	$3,740,737

As of June 30, 2025, the Company had the following March 28, 2025 Debenture balance outstanding

Proceeds	$1,683,352
Value of conversion option	1,954,755
Value of warrants (Note 12 [e])	1,218,875
Loss on issuance of convertible	(1,490,278)
Initial recognition of debt - March 28, 2025	$-

The Company has a derivative liabilities and convertible debentures balance of $Nil as of June 30, 2025.

Convertible Debentures issued by Unbuzzd

As of June 30, 2025, the derivative liabilities of $31,610 and convertible debentures of $164,075 remaining on the consolidated interim statements of financial position are related to Unbuzzd.

In April 2025, Unbuzzd issued a total of 172 unsecured convertible debenture units of Unbuzzd (each a ‘Unbuzzd Debenture’) at a price of US$1,000 per Unbuzzd Debenture for gross proceeds of $177,416 (C$241,226). Each Unbuzzd Debenture includes an interest rate at 8% per annum, accruing annually and is added to the principal of the Unbuzzd Debenture when accrued, payable upon the earlier of April 15, 2027 (the “Unbuzzd Maturity Date”) or date of conversion. If Unbuzzd has not completed a Liquidity Event (defined below) on or before April 15, 2026, an additional 10% per annum (for an aggregate of 18%) will begin to accrue monthly starting April 16, 2026.

The Unbuzzd Debenture holder has the right, from time to time and at any time while any portion of the principal amount or any accrued and unpaid interest on the Unbuzzd Debenture is outstanding, to convert all or any portion of the outstanding principal amount and interest into units of Unbuzzd (each, a “Unbuzzd Unit”) at the Unbuzzd Conversion Price (defined below).

Each Unbuzzd Unit consists of one (1) common share in the capital of Unbuzzd (each, a “Unbuzzd Common Share”) and (ii) one half of a one (1/2) Unbuzzd Common Share purchase warrant (each whole warrant, a “Unbuzzd Warrant”). Each Unbuzzd Warrant entitles the holder to acquire one additional Unbuzzd Common Share on or before April 15, 2027 for 115% of the Unbuzzd Liquidity Event Price.

The conversion price (“Unbuzzd Conversion Price”) is equal to:

i)	US$0.15 per Unbuzzd Unit;

ii)	In the event of a Unbuzzd Qualified Financing, then 0.80 multiplied by the Unbuzzd Qualified Financing Price; or

iii)	In the event of a Unbuzzd Liquidity Event, then 0.80 multiplied by the Unbuzzd Liquidity Event Price:

Following the completion of a Unbuzzd Qualified Financing or immediately prior to a Unbuzzd Liquidity Event, Unbuzzd shall have the option to force a conversion of the principal amount of each Unbuzzd Debenture, and if Unbuzzd elects, the accrued but unpaid Interest, into Unbuzzd Units at the Unbuzzd Conversion Price.

Unbuzzd Qualified Financing means the completion of an equity financing by Unbuzzd, including but not limited to a Series A financing, after the date hereof for aggregate gross proceeds of not less than US$2,000,000. Unbuzzd Liquidity Event means a takeover transaction or going public transaction.

The convertible debenture was determined to be a financial instrument comprising a host debt component, a conversion feature and a warrant component which are both considered to be embedded derivatives due to variable consideration payable upon conversion caused by foreign exchange as well as failing the fixed-to-fixed clause for classifying as equity. On initial recognition, the fair value of the embedded derivatives is calculated first, with the residual value being assigned to the host financial liability. The initial fair value of the warrants is $2 (see below).

Conversion feature

The fair value of the conversion feature is determined by using with-and-without method that considers the change in expected cash flows due to the conversion. The model includes all terms of the convertible debenture described above as well as the probability of conversion and the implied credit spread of Unbuzzd. Expected volatility was estimated by using historical volatility of Quantum as Unbuzzd considers it comparable for its own trading and volatility history. The share price used is consistent with the pricing of Unbuzzd’s latest financing prior to the issuance of the debentures. The fair value of the conversion feature as at April 15, 2025, the date of issuance was $15,142 (C$19,922). The fair value of the conversion feature as at June 30, 2025, was $31,610 (C$43,120) resulting in a loss on change in fair value of $16,467 (C$23,198). The fair value was determined using the assumptions below:

	April 15, 2025	June 30, 2025
Share price (USD)	$0.03	$0.03
Conversion price (USD)	$0.15	$0.15
Expected Volatility	119.78%	120.65%
Risk free interest rate	2.54%	2.54%
Expected life (years)	2.00	1.96
Credit Spread	25%	25%
Foreign exchange rate	1.39	1.38

As of June 30, 2025, Unbuzzd had the following Unbuzzd Debenture balance outstanding:

Proceeds	$177,416
Value of conversion option	15,142
Value of warrants (see below)	1
Initial recognition of debt	$162,273
Accretion and interest expense	1,802
Balance, June 30, 2025	$164,075

Warrant liability

During the period ended June 30, 2025, Unbuzzd issued warrants attached to its convertible debenture.

Unbuzzd determined that these warrants were exchangeable into a variable number of shares due to foreign exchange, and as such, the warrants were classified as financial liabilities measured at fair value through profit or loss (“FVTPL”). Unbuzzd uses the Black-Scholes pricing model to estimate fair value. Expected volatility was estimated by using historical volatility of other companies that the Company considers comparable that have trading and volatility history. The risk-free interest rate for the life of the warrants was based on the yields available on government benchmark bonds with a term approximating the remaining term of the warrants. The life of the warrants is based on the contractual term. The fair value of the warrant liability as at April 15, 2025, the date of issuance was $1. The fair value of the warrants as of June 30, 2025, was $1 resulting in a loss on change in fair value of $Nil. The fair value was determined using the Black-Scholes option pricing model and the following assumptions as at:

	April 15, 2025	June 30, 2025
Share price (USD)	$0.030	$0.030
Exercise price (USD)	$0.035	$0.035
Expected dividend yield	-	-
Risk free interest rate	2.54%	2.54%
Expected life	2.00	1.96
Expected volatility	119.78%	120.65%
Foreign exchange rate	1.39	1.38